Regulatory Assets and Liabilities (FAM Roll Forward) (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Fuel Adjustment Mechanism [Roll Forward]
Beginning balance	CAD 94
Over Under Recovery Of Current Period Fuel Costs	29		CAD (24)
Recovery From Rebate	12		56
Non Fuel Revenues To Offset Potential Fuel Related Rate Increase	20		45
Regulated fixed cost deferral related to 2015 demand side management	0		(35)
Interest On Fuel Adjustment Mechanism Balance	61		42
Ending balance	80		94
Regulatory Assets, Current	CAD 94		CAD 94	CAD 80	CAD 94
Regulatory Liability, Current				362	112
Regulatory Liability, Noncurrent				1,277	CAD 353
Recovery Stranded Costs | $		$ 21
FAM [Member]
Fuel Adjustment Mechanism [Roll Forward]
Regulatory Liability, Current				32
Regulatory Liability, Noncurrent				CAD 62